Schedule of Investment in Marketable Securities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Marketable securities		$ 150,000
Total		$ 150,000